Morgan Stanley Diversified Income Trust                  Two World Trade Center,
Letter to the Shareholders April 30, 2001               New York, New York 10048


DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy clearly lost much of the momentum that had characterized the previous few years. As the Federal Reserve Board came to appreciate the extent of the economic slowdown, the central bank initiated a series of easing moves, beginning with two 50-basis-point rate cuts in January and following with two more, in March and April. (Subsequent to the end of the reporting period, on May 15, the Fed made yet another 50-basis-point cut, bringing the federal funds rate down to 4.00 percent.)

As the fiscal year progressed, the extent of the slowdown became increasingly evident. Numerous companies issued profit warnings, and unemployment claims rose amid a growing list of layoff announcements. Much of the slowdown was the result of an inventory correction, most notably in the telecommunications and technology sectors; consequently, manufacturing numbers were especially weak. Consumer confidence and spending also softened, but not to the same degree. By the end of the period, economic data were showing some improvement. The consumer sector, however, which began slowing later than the manufacturing one, appeared to still be softening.


U.S. GOVERNMENT AND MORTGAGE-BACKED MARKET OVERVIEW

Against this backdrop, U.S. interest rates dropped sharply during the first part of the reporting period before starting to rise on expectations for an improved outlook. On April 30, 2001, the 10-year U.S. Treasury note was yielding 5.34 percent, down 43 basis points from the beginning of the period but up from 4.90 percent at the end of February. Short-term rates dropped even more, with the yield on the two-year Treasury note falling from 5.92 percent at the beginning of the period to 4.18 percent at the end of March before rising to 4.28 percent at the end of the period.

Morgan Stanley Diversified Income Trust
Letter to the Shareholders April 30, 2001, continued

GLOBAL BOND MARKET OVERVIEW

To some extent, the economic weakness affecting the United States has become a global phenomenon. Consequently, the central banks of a number of countries have cut rates. With the benefit of global monetary easing and prospective U.S. fiscal stimulus, most observers seem to believe that any further weakening of the economy will be limited.

Although most of the world's investment-grade bond markets showed notable improvement during the reporting period, most failed to keep pace with the U.S. market. The global portion of the Fund was helped by the U.S. dollar's weakness relative to many other major currencies during the period.


HIGH-YIELD MARKET OVERVIEW

The six-month period ended April 30, 2001, was a very difficult one for high-yield investors. The high-yield market, which had been mired in one of its worst slumps in history, had an especially difficult time during the fall. Pessimism ran high among the financial markets during this period as the U.S. economy slowed and recession concerns mounted. Factors contributing to the high-yield market's woes included a severe decline in the Nasdaq composite index, a rise in default rates, the delayed resolution of the presidential election and announcements of poor earnings by many high-yield issuers. The high-yield market was further hurt by significant investor outflows from high-yield mutual funds. This decrease created an extremely oversold market.

During this period, credit spreads in the high-yield market relative to U.S. Treasury securities approached their all-time highest levels. Spreads also continued to widen within the high-yield sector as investors gravitated toward the relatively higher-quality end of the marketplace. As a result of this trend, lower-yielding, higher-quality BB-rated bonds held up significantly better than lower-rated bonds.

The high-yield market's performance improved in December after Federal Reserve Board Chairman Alan Greenspan announced that the Fed was ready to ease interest rates if the economy continued to show weakness. The Fed proceeded to cut interest rates twice in January, for a total of 100 basis points. Investors responded positively to the Fed's actions and began to put money back into high-yield mutual funds, which led to one of the best performance months in the sector's history.

This upsurge was short-lived, however, as the market resumed its decline in February and March. Disappointing corporate earnings and revenue outlooks coupled with investor concerns about a possible hard landing in the U.S. economy adversely affected many of the companies in the high-yield universe, especially in telecommunications and other technology-related sectors. The market was also hurt by a continued rise in the default rate and heightened concerns about issuers' access to credit. An additional

Morgan Stanley Diversified Income Trust
Letter to the Shareholders April 30, 2001, continued

50-basis-point cut in March did not prove as helpful as the January rate cuts had been. The decline in high-yield bond prices was especially severe among issues rated B or lower.


PERFORMANCE AND PORTFOLIO STRATEGY

On June 18, 2001, Morgan Stanley Dean Witter Diversified Income Trust was renamed Morgan Stanley Diversified Income Trust. For the six-month period ended April 30, 2001, the Fund's Class B shares posted a total return of -5.22 percent, compared to 6.44 percent for the Lehman Brothers Intermediate U.S. Government/Credit Index.* For the same period, the Trust's Class A, C and D shares returned -4.72 percent, -5.17 percent and -4.66 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's negative return can be attributed primarily to the poor performance of its high-yield portion. Its holdings in the B-rated sector, in particular, significantly underperformed securities at the higher-quality end of the fixed-income market. The Fund's management team has been working to reposition the high-yield portion of the Fund's portfolio. We believe this strategy may better enable the Fund's high-yield investments to provide competitive long-term returns with less overall performance volatility.

The Fund's non-high-yield segments benefited from the decline in U.S. and global interest rates and a modest recovery in non-U.S. currencies relative to the U.S. dollar. At the end of April, the U.S. government and mortgage-backed portion remained approximately half invested in mortgage-backed securities issued by U.S. agencies, with the remainder split between U.S. Treasury securities and U.S. agency issues. The duration for this portion of the Fund was 5.17 years at the end of the period.

At the end of April, non-U.S. securities comprised 77 percent of the Fund's global portion, though some of those holdings were currency hedged back into U.S. dollars to limit currency risk. A prospectus restriction that limited the maturity of this portion's allowable investments was lifted during the period, allowing the manager to extend the duration for this portion to 5.34 years.


---------------
* The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Diversified Income Trust
Letter to the Shareholders April 30, 2001, continued

LOOKING AHEAD

We believe that economic growth will be moderate and inflation will remain at acceptable levels in the months ahead, a scenario that would likely create a benign environment for the U.S. government and mortgage bond markets. With the high-yield bond sector and nondollar investment-grade bond markets at historically inexpensive levels, we currently view these markets as potentially rewarding investment opportunities.

We appreciate your ongoing support of Morgan Stanley Diversified Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin
--------------------------                   ---------------------
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
Chairman of the Board                        President

Morgan Stanley Diversified Income Trust
Fund Performance April 30, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                           CLASS A SHARES*
---------------------------------------------------------------------
PERIOD ENDED 4/30/01
---------------------------
1 Year                               (10.26)%(1)         (14.08)%(2)
Since Inception (7/28/97)             (2.06)%(1)          (3.19)%(2)


                          CLASS B SHARES**
--------------------------------------------------------------------
PERIOD ENDED 4/30/01
--------------------------
1 Year                         (10.88)%(1)         (14.98)%(2)
5 Years                         (0.35)%(1)          (0.62)%(2)
Since Inception (4/9/92)         2.82 %(1)           2.82 %(2)



                          CLASS C SHARES+
---------------------------------------------------------------------
PERIOD ENDED 4/30/01
---------------------------
1 Year                               (10.82)%(1)         (11.64)%(2)
Since Inception (7/28/97)             (2.69)%(1)          (2.69)%(2)


                CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 4/30/01
---------------------------
1 Year                               (10.08)%(1)
Since Inception (7/28/97)             (1.79)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A shares is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited)


   PRINCIPAL
   AMOUNT IN                                                        COUPON       MATURITY
   THOUSANDS                                                         RATE          DATE           VALUE
---------------                                               ----------------- ----------   ---------------
                  GOVERNMENT & CORPORATE BONDS (95.3%)
                  FOREIGN (31.4%)
                  AUSTRALIA (0.0%)
                  Cable/Satellite TV
$      12,468     Australis Holdings Property
                    Ltd. (a) .................................     15.00++%       11/01/02     $      1,247
           90     Australis Media Ltd. (a) (c) ...............     15.75          05/15/03                9
        4,700     Australis Media Ltd. (Units)|P^(a) (c)......     15.75          05/15/03           47,000
                                                                                               ------------
                  TOTAL AUSTRALIA ..........................................................         48,256
                                                                                               ------------
                  BELGIUM (1.6%)
                  Government Obligations
EUR     4,250     Belgium (Kingdom of) .......................      8.50          10/01/07        4,442,897
        5,000     Belgium (Kingdom of) .......................      5.75          03/28/08        4,573,960
                                                                                               ------------
                  TOTAL BELGIUM ............................................................      9,016,857
                                                                                               ------------
                  BRUNEI (0.3%)
                  Specialty Telecommunications
$       2,000     Global Crossing Holdings Ltd. -
                    144A* ......................................    8.70          08/01/07        1,840,000
                                                                                               ------------
                  CANADA (3.7%)
                  Airlines (0.2%)
        1,405     Air Canada - 144A* .........................     10.25          03/15/11        1,376,900
                                                                                               ------------
                  Consumer/Business Services (0.3%)
        1,700     MDC Communication Corp. ....................     10.50          12/01/06        1,564,000
                                                                                               ------------
                  Electronics/Appliances (0.0%)
       12,061     International Semi-Tech
                    Microelectronics, Inc. (a) (c) ...........     11.50++        08/15/03           60,305
                                                                                               ------------
                  Government Obligations (2.8%)
CAD    14,150     Canada Government Bond .....................      5.50          09/01/02        9,300,517
        6,350     Canada Government Bond .....................      7.25          06/01/07        4,486,108
        4,000     Canada Government Bond (b) .................      5.50          06/01/09        2,566,038
                                                                                               ------------
                                                                                                 16,352,663
                                                                                               ------------
                  Services to the Health Industry (0.1%)
$         740     Omnicare, Inc. - 144A* .....................      8.125         03/15/11          754,800
                                                                                               ------------
                  Specialty Telecommunications (0.2%)
        3,170     GT Group Telecom Inc. ......................     13.25++        02/01/10        1,014,400
        1,300     Worldwide Fiber Inc. .......................     12.00          08/01/09          175,500
                                                                                               ------------
                                                                                                  1,189,900
                                                                                               ------------
                  Telecommunication Equipment (0.1%)
          600     Nortel Network Ltd. ........................      6.125         02/15/06          572,148
                                                                                               ------------
                  TOTAL CANADA .............................................................     21,870,716
                                                                                               ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


   PRINCIPAL
   AMOUNT IN                                                COUPON     MATURITY
   THOUSANDS                                                 RATE        DATE           VALUE
---------------                                          ------------ ----------   ---------------
                  CAYMAN ISLANDS (0.1%)
                  Industrial Conglomerates
$         615     Hutchison Whampoa Finance -
                    144A* ...............................   7.50 %      08/01/27     $    562,688
                                                                                     ------------
                  DENMARK (2.0%)
                  Cable/Satellite TV (0.4%)
        2,375     Callahan Nordrhein-Westfalen -
                    144A* ...............................  14.00        07/15/10        2,422,500
                                                                                     ------------
                  Government Obligation (0.6%)
DKK    25,000     Denmark (Kingdom of) ..................   6.00        11/15/09        3,114,415
                                                                                     ------------
                  Finance/Rental/Leasing (1.0%)
       24,133     Realkredit Danmark ....................   6.00        10/01/29        2,743,431
       29,125     Unikredit Realkredit ..................   5.00        07/01/29        3,156,897
                                                                                     ------------
                                                                                        5,900,328
                                                                                     ------------
                  TOTAL DENMARK ..................................................     11,437,243
                                                                                     ------------
                  FINLAND (2.3%)
                  Government Obligation
GBP     9,100     Finland (Republic of) (b) .............   8.00        04/07/03       13,606,437
                                                                                     ------------
                  FRANCE (0.2%)
                  Major Telecommunications
EUR       975     France Telecom ........................   6.75        03/14/08          888,808
                                                                                     ------------
                  GERMANY (10.4%)
                  Government Obligations(8.0%)
       15,500     Deutschland Republic (b) ..............   6.00        09/15/03       14,114,175
        5,000     Deutschland Republic ..................   8.00        07/22/02        4,599,471
       29,670     Deutschland Republic ..................   6.25        01/04/24       28,245,609
                                                                                     ------------
                                                                                       46,959,255
                                                                                     ------------
                  Major Banks (2.4%)
        5,800     DePfa Deutsche Pfandbriefbank AG ......   5.50        01/15/10        5,158,321
        3,900     Kredit Fuer Wiederaufbau AG ...........   5.00        07/04/11        3,408,179
        5,700     Rheinische Hypothekenbank AG ..........   5.75        07/05/10        5,138,474
                                                                                     ------------
                                                                                       13,704,974
                                                                                     ------------
                  TOTAL GERMANY ..................................................     60,664,229
                                                                                     ------------
                  GREECE (2.0%)
                  Government Obligations
        4,402     Hellenic Republic .....................   9.70        05/27/01        3,915,590
        2,935     Hellenic Republic .....................   8.70        04/08/05        2,942,062
        4,842     Hellenic Republic .....................   6.30        01/29/09        4,509,545
                                                                                     ------------
                  TOTAL GREECE ...................................................     11,367,197
                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


    PRINCIPAL
    AMOUNT IN                                                  COUPON      MATURITY
    THOUSANDS                                                   RATE         DATE           VALUE
-----------------                                          -------------- ----------   ---------------
                    NETHERLANDS (3.1%)
                    Cable/Satellite TV (0.2%)
$        1,620      United Pan-Europe
                      Communications NV ...................     10.875%     08/01/09     $  1,053,000
                                                                                         ------------
                    Government Obligation (2.7%)
EUR     17,750      Netherlands (Kingdom of) (b) ..........      5.75       09/15/02       15,980,867
                                                                                         ------------
                    Major Telecommunications (0.1%)
$          700      Deutsche Telekom International
                      Finance .............................      8.00       06/15/10          714,308
                                                                                         ------------
                    Specialty Telecommunications (0.1%)
         1,300      Versatel Telecom International NV......     13.25       05/15/08          546,000
                                                                                         ------------
                    TOTAL NETHERLANDS ................................................     18,294,175
                                                                                         ------------
                    NORWAY (3.2%)
                    Government Obligations
NOK    131,960      Norwegian Government (b) ..............      9.50       10/31/02       14,996,872
         5,000      Norwegian Government ..................      5.75       11/30/04          535,184
        30,000      Norwegian Government ..................      6.75       01/15/07        3,335,129
                                                                                         ------------
                    TOTAL NORWAY .....................................................     18,867,185
                                                                                         ------------
                    QATAR (0.1%)
                    Gas Distributors
$          545      Ras Laffan Liquid Natural Gas -
                      144A* ...............................      8.294      03/15/14          516,082
                                                                                         ------------
                    SWEDEN (1.7%)
                    Government Obligation (1.6%)
SEK     92,900      Swedish Government ....................      5.50       04/12/02        9,163,162
                                                                                         ------------
                    Miscellaneous Commercial Services (0.1%)
EUR      1,000      Securitas AB ..........................      6.125      03/14/08          875,865
                                                                                         ------------
                    TOTAL SWEDEN .....................................................     10,039,027
                                                                                         ------------
                    UNITED KINGDOM (0.7%)
                    Cable/Satellite TV (0.4%)
$        1,250      British Sky Broadcasting Group PLC ....      6.875      02/23/09        1,136,788
           930      British Sky Broadcasting Group PLC ....      8.20       07/15/09          911,855
                                                                                         ------------
                                                                                            2,048,643
                                                                                         ------------
                    Cellular Telephone (0.1%)
         2,000      Dolphin Telecom PLC ...................     11.50++     06/01/08          140,000
         3,500      Dolphin Telecom PLC ...................     14.00++     05/15/09          341,250
                                                                                         ------------
                                                                                              481,250
                                                                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


   PRINCIPAL
   AMOUNT IN                                                  COUPON     MATURITY
   THOUSANDS                                                   RATE        DATE           VALUE
---------------                                           ------------- ----------   ---------------
                  Finance/Rental/Leasing (0.1%)
$        965      Ono Finance PLC (Units) - 144A*.........  14.00+%       02/15/11     $    849,200
                                                                                       ------------
                  Major Banks (0.1%)
GBP      500      Union Bank of Switzerland
                    London ...............................   8.00         01/08/07          779,475
                                                                                       ------------
                  Specialty Telecommunications (0.0%)
$      1,200      Esprit Telecom Group PLC (c) ...........  11.50         12/15/07           12,000
       3,600      Esprit Telecom Group PLC (c) ...........  10.875        06/15/08           36,000
                                                                                       ------------
                                                                                             48,000
                                                                                       ------------
                  TOTAL UNITED KINGDOM .............................................      4,206,568
                                                                                       ------------
                  TOTAL FOREIGN (Cost $226,672,686).................................    183,225,468
                                                                                       ------------
                  UNITED STATES (63.9%)
                  CORPORATE BONDS (25.9%)
                  Advertising/Marketing Services (0.4%)
       3,200      Interep National Radio Sales Inc. ......  10.00         07/01/08        2,560,000
                                                                                       ------------
                  Aerospace & Defense (0.3%)
       1,300      Loral Space & Communications
                    Ltd. .................................   9.50         01/15/06          741,000
         750      Raytheon Co. ...........................   8.20         03/01/06          789,143
                                                                                       ------------
                                                                                          1,530,143
                                                                                       ------------
                  Alternative Power Generation (0.3%)
       1,800      AES Corp. ..............................   8.875        02/15/11        1,809,000
                                                                                       ------------
                  Auto Parts: O.E.M (0.5%)
         800      Hayes Lemmerz International, Inc. ......   8.250        12/15/08          616,000
         480      Hayes Lemmerz International, Inc.
                    (Series B) ...........................   9.125        07/15/07          420,000
         635      Lear Corp. .............................   8.11         05/15/09          632,682
       1,445      TRW Inc. ...............................   7.625        03/15/06        1,458,569
                                                                                       ------------
                                                                                          3,127,251
                                                                                       ------------
                  Broadcast/Media (0.5%)
       3,800      Tri-State Outdoor Media Group,
                    Inc. .................................  11.00         05/15/08        2,888,000
                                                                                       ------------
                  Broadcasting (0.4%)
         800      XM Satellite Radio Holdings Inc. .......  14.00         03/15/10          440,000
       1,920      Young Broadcasting Inc. - 144A* ........  10.00         03/01/11        1,862,400
                                                                                       ------------
                                                                                          2,302,400
                                                                                       ------------
                  Cable/Satellite TV (0.7%)
       1,750      Adelphia Communications Corp.
                    (Series B) ...........................  10.50         07/15/04        1,776,250
         350      Adelphia Communications Corp.
                    (Series B) ...........................   7.75         01/15/09          315,000

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


  PRINCIPAL
  AMOUNT IN                                                       COUPON      MATURITY
  THOUSANDS                                                        RATE         DATE           VALUE
-------------                                                --------------- ----------   ---------------
$       975     Adelphia Communications Corp. ...............      10.875  %   10/01/10     $  1,023,750
      3,000     Knology Holdings Inc. .......................      11.875++    10/15/07          690,000
                                                                                            ------------
                                                                                               3,805,000
                                                                                            ------------
                Casino/Gambling (1.3%)
     12,740     Aladdin Gaming Holdings/Capital
                  Corp. LLC (Series B) ......................      13.50++     03/01/10        3,567,200
      3,904     Resort At Summer/Ras Co.
                  (Series B) (c) ............................      13.00       12/15/07          390,429
      1,930     Station Casinos, Inc. - 144A* ...............       8.375      02/15/08        1,944,475
      1,410     Station Casinos, Inc. .......................       9.875      07/01/10        1,462,875
                                                                                            ------------
                                                                                               7,364,979
                                                                                            ------------
                Cellular Telephone (1.3%)
      1,400     Dobson/Sygnet Communications ................      12.25       12/15/08        1,431,500
      7,300     McCaw International Ltd. ....................      13.00++     04/15/07        4,088,000
      1,500     Tritel PCS Inc. .............................      12.75++     05/15/09          967,500
      1,500     Triton Communications LLC ...................      11.00++     05/01/08        1,170,000
                                                                                            ------------
                                                                                               7,657,000
                                                                                            ------------
                Commercial Printing/Forms (0.0%)
      2,700     Premier Graphics Inc. (a) (c) ...............      11.50       12/01/05          135,000
                                                                                            ------------
                Consumer/Business Services (0.8%)
      1,200     Anacomp, Inc. (Series B) (c) ................      10.875      04/01/04          216,000
      1,100     Anacomp, Inc. (Series D) (c) ................      10.875      04/01/04          198,000
      3,795     Comforce Operating, Inc. ....................      12.00       12/01/07        2,960,100
      1,500     Muzak LLC ...................................       9.875      03/15/09        1,305,000
                                                                                            ------------
                                                                                               4,679,100
                                                                                            ------------
                Containers/Packaging (1.1%)
      1,100     Berry Plastics Corp. ........................      12.25       04/15/04        1,045,000
      5,650     Envirodyne Industries, Inc. .................      10.25       12/01/01        3,898,500
      1,995     Owens-Illinois, Inc. ........................       7.80       05/15/18        1,316,700
                                                                                            ------------
                                                                                               6,260,200
                                                                                            ------------
                Diversified Manufacturing (0.4%)
      2,000     Eagle-Picher Industries, Inc. ...............       9.375      03/01/08          960,000
      2,588     Jordan Industries, Inc. (Series B) ..........      11.75++     04/01/09        1,345,760
                                                                                            ------------
                                                                                               2,305,760
                                                                                            ------------
                Drugstore Chains (0.2%)
      1,700     Rite Aid Corp. ..............................       7.70       02/15/27          952,000
                                                                                            ------------
                Electric Utilities (0.1%)
        760     Mirant Americas Generation -
                  144A* .....................................       7.625      05/01/06          764,271
                                                                                            ------------
                Electronic Distributors (0.2%)
        830     BRL Universal Equipment - 144A*                     8.875      02/15/08          856,975
      5,600     CHS Electronics, Inc. (a) (c) ...............       9.875      04/15/05          112,000
                                                                                            ------------
                                                                                                 968,975
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


  PRINCIPAL
  AMOUNT IN                                                       COUPON     MATURITY
  THOUSANDS                                                        RATE        DATE           VALUE
--------------                                                ------------- ----------   ---------------
                 Electronic Equipment/Instruments (0.2%)
$      2,230     High Voltage Engineering, Inc. ..............  10.75 %       08/15/04     $  1,070,400
                                                                                           ------------
                 Electronics/Appliances (0.2%)
         965     Windmere-Durable Holdings, Inc. .............  10.00         07/31/08          897,450
                                                                                           ------------
                 Engineering and Constructions (0.3%)
       2,600     Metromedia Fiber Network, Inc.
                   (Series B) ................................  10.00         11/15/08        1,742,000
                                                                                           ------------
                 Environmental Services (0.9%)
       2,500     Allied Waste North America, Inc.
                   (Series B) ................................  10.00         08/01/09        2,575,000
       2,975     Waste Management, Inc. ......................   7.375        08/01/10        2,957,507
                                                                                           ------------
                                                                                              5,532,507
                                                                                           ------------
                 Finance/Rental/Leasing (0.3%)
         895     Ford Motor Credit Co. .......................   7.375        10/28/09          916,068
         675     Household Finance Corp. .....................   8.00         07/15/10          727,130
                                                                                           ------------
                                                                                              1,643,198
                                                                                           ------------
                 Financial Conglomerates (0.5%)
GBP    2,000     General Electric Capital Corp. (b) ..........   6.25         09/01/09        2,916,305
                                                                                           ------------
                 Food Distributors (0.2%)
$      1,300     Volume Services of America Inc. .............  11.25         03/01/09        1,183,000
                                                                                           ------------
                 Food Retail (0.6%)
         800     Albertson's, Inc. ...........................   7.50         02/15/11          809,640
       2,250     Big V Supermarkets, Inc.
                   (Series B) (a) (c) ........................  11.00         02/15/04          405,000
       1,515     Delhaize America, Inc. - 144A* ..............   9.00         04/15/31        1,591,750
       2,367     Pueblo Xtra International, Inc.
                   (Series C) ................................   9.50         08/01/03          710,100
                                                                                           ------------
                                                                                              3,516,490
                                                                                           ------------
                 Food: Major Diversified (0.1%)
         705     Kellogg Co. - 144A* .........................   6.60         04/01/11          692,796
                                                                                           ------------
                 Food: Meat/Fish/Dairy (0.1%)
         640     Michael Foods, Inc. - 144A* .................  11.75         04/01/11          672,000
                                                                                           ------------
                 Home Building (0.6%)
       1,560     Centex Corp. ................................   7.875        02/01/11        1,544,416
       1,970     Toll Corp. ..................................   8.25         02/01/11        1,955,225
                                                                                           ------------
                                                                                              3,499,641
                                                                                           ------------
                 Home Furnishings (0.1%)
         575     WestPoint Stevens Inc. ......................   7.875        06/15/05          345,000
                                                                                           ------------
                 Hospital/Nursing Management (0.7%)
         900     HCA-The Healthcare Co. ......................   8.75         09/01/10          967,500
       1,900     HCA-The Healthcare Co. ......................   7.875        02/01/11        1,928,500
       1,350     Tenet Healthcare Corp. ......................   8.625        01/15/07        1,415,813
                                                                                           ------------
                                                                                              4,311,813
                                                                                           ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                 COUPON     MATURITY
 THOUSANDS                                                  RATE        DATE           VALUE
------------                                           ------------- ----------   ---------------
               Hotels/Resorts (0.3%)
$    2,700     Epic Resorts LLC (Series B) ............  13.00 %       06/15/05     $    540,000
     1,090     Hilton Hotels Corp. ....................   8.25         02/15/11        1,086,022
                                                                                    ------------
                                                                                       1,626,022
                                                                                    ------------
               Household/Personal Care (0.3%)
     2,015     J.B. Williams Holdings, Inc. ...........  12.00         03/01/04        1,974,700
                                                                                    ------------
               Industrial Specialties (0.8%)
     1,300     Cabot Safety Corp. .....................  12.50         07/15/05        1,293,500
     1,800     International Wire Group, Inc. .........  11.75         06/01/05        1,800,000
     1,000     International Wire Group, Inc.
                 (Series B) ...........................  11.75         06/01/05        1,000,000
     1,075     Outsourcing Services Group, Inc.
                 (Series B) ...........................  10.875        03/01/06          817,000
                                                                                    ------------
                                                                                       4,910,500
                                                                                    ------------
               Internet Software/Services (0.4%)
     1,575     Exodus Communications, Inc. ............  11.625        07/15/10        1,236,375
     2,600     Globix Corp. ...........................  12.50         02/01/10          793,000
     1,700     PSINET, Inc. ...........................  11.00         08/01/09          127,500
                                                                                    ------------
                                                                                       2,156,875
                                                                                    ------------
               Investment Banks/Brokers (0.1%)
       520     Goldman Sachs Group, Inc. ..............   6.875        01/15/11          519,308
                                                                                    ------------
               Life/Health Insurance (0.1%)
       825     Prudential Financial, Inc. - 144A*......   8.30         07/01/25          863,965
                                                                                    ------------
               Major Banks (0.1%)
       530     Bank of America Corp. ..................   7.40         01/15/11          549,886
                                                                                    ------------
               Managed Health Care (0.4%)
     2,445     Aetna Inc. .............................   7.875        03/01/11        2,405,831
                                                                                    ------------
               Media Conglomerates (0.2%)
       600     AOL Time Warner Inc. ...................   6.75         04/15/11          596,472
       530     Time Warner Co. Inc. ...................   7.57         02/01/24          519,840
                                                                                    ------------
                                                                                       1,116,312
                                                                                    ------------
               Medical Specialties (0.0%)
     5,100     Mediq Inc./PRN Life Support
                 Services Inc. (a) (c) ................  11.00         06/01/08           51,000
                                                                                    ------------
               Miscellaneous Commercial Services (0.1%)
       340     Advanstar Communications Inc. -
                 144A* ................................  12.00         02/15/11          346,800
                                                                                    ------------
               Motor Vehicles (0.1%)
       450     Daimlerchrysler Norh America
                 Holdings .............................   7.20         09/01/09          443,808
                                                                                    ------------
               Movies/Entertainment (0.3%)
     1,425     Alliance Atlantis Communications
                 Inc. - 144A* .........................  13.00         12/15/09        1,524,750
                                                                                    ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


  PRINCIPAL
  AMOUNT IN                                                    COUPON      MATURITY
  THOUSANDS                                                     RATE         DATE           VALUE
-------------                                             --------------- ----------   ---------------
                Office Equipment/Supplies (0.6%)
$     6,890     Mosler, Inc. (c) .........................        11.00 %   04/15/03     $  3,789,500
                                                                                         ------------
                Oil & Gas Production (0.3%)
      1,540     Chesapeake Energy Corp. - 144A* ..........         8.125    04/01/11        1,493,800
                                                                                         ------------
                Oilfield Services/Equipment (0.0%)
        250     Key Energy Services, Inc. - 144A* ........         8.375    03/01/08          258,125
                                                                                         ------------
                Other Consumer Specialties (0.5%)
      3,740     Samsonite Corp. ..........................        10.75     06/15/08        3,029,400
                                                                                         ------------
                Pharmaceuticals: Major (0.1%)
        715     American Home Products Corp. -
                  144A* ..................................         6.70     03/15/11          698,777
                                                                                         ------------
                Property-Casualty Insurers (0.2%)
        950     Florida Windstorm Underwriting
                  Assoc. - 144A* .........................         7.125    02/25/19          937,251
                                                                                         ------------
                Real Estate Investment Trust (0.1%)
        715     EOP Operating L.P. .......................         6.763    06/15/07          714,049
                                                                                         ------------
                Recreational Products (0.5%)
        930     CSC Holdings Inc. - 144A* ................         7.625    04/01/11          904,927
      1,850     International Game Technology ............         8.375    05/15/09        1,905,500
                                                                                         ------------
                                                                                            2,810,427
                                                                                         ------------
                Restaurants (0.5%)
     48,756     American Restaurant Group
                  Holdings, Inc. - 144A* (d) .............         0.00     12/15/05        1,950,236
      5,200     FRD Acquisition Corp.
                  (Series B) (a) (c) .....................        12.50     07/15/04          780,000
        800     Friendly Ice Cream Corp. .................        10.50     12/01/07          360,000
                                                                                         ------------
                                                                                            3,090,236
                                                                                         ------------
                Retail - Specialty (0.4%)
      1,300     Pantry, Inc. .............................        10.25     10/15/07        1,241,500
      1,430     Petro Stopping Centers L.P. ..............        10.50     02/01/07        1,244,100
                                                                                         ------------
                                                                                            2,485,600
                                                                                         ------------
                Specialty Telecommunications (1.9%)
      6,500     Birch Telecom Inc. .......................        14.00     06/15/08        3,575,000
      1,800     DTI Holdings Inc. (Series B) .............        12.50++   03/01/08          540,000
     16,300     Firstworld Communications, Inc. ..........        13.00++   04/15/08        2,445,000
      1,400     McLeodUSA Inc. ...........................        12.00     07/15/08        1,190,000
      1,500     Pac-West Telecommunications
                  Group, Inc. ............................        13.50     02/01/09        1,125,000
      2,300     Primus Telecommunications Group,
                  Inc. ...................................        12.75     10/15/09          460,000
      2,700     Primus Telecommunications Group,
                  Inc. (Series B) ........................         9.875    05/15/08          540,000
        175     Qwest Capital Funding ....................         7.90     08/15/10          184,632
        700     Qwest Capital Funding - 144A* ............         7.25     02/15/11          708,085

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


  PRINCIPAL
  AMOUNT IN                                                  COUPON      MATURITY
  THOUSANDS                                                   RATE         DATE           VALUE
-------------                                           --------------- ----------   ---------------
$     3,800     Viatel, Inc. ...........................        11.25 %   04/15/08     $    456,000
        800     Viatel, Inc. ...........................        11.50     03/15/09           96,000
                                                                                       ------------
                                                                                         11,319,717
                                                                                       ------------
                Telecommunication Equipment (1.1%)
      2,700     SBA Communications Corp. ...............        12.00++   03/01/08        2,268,000
      6,000     Spectrasite Holdings, Inc. .............        12.00++   07/15/08        3,825,000
      4,570     World Access, Inc. (d) .................        13.25     01/15/08          228,500
                                                                                       ------------
                                                                                          6,321,500
                                                                                       ------------
                Telecommunications (2.0%)
      1,500     Covad Communications Group, Inc. .......        12.50     02/15/09          225,000
      5,900     e. Spire Communications, Inc. (a) (c)...        13.75     07/15/07          826,000
      3,985     Focal Communications Corp.
                  (Series B) ...........................        12.125++  02/15/08        1,334,975
      1,300     Hyperion Telecommunication, Inc.
                  (Series B) ...........................        12.25     09/01/04        1,085,500
      1,300     Level 3 Communications, Inc. ...........         9.125    05/01/08          845,000
      1,000     MGC Communications, Inc. ...............        13.00     04/01/10          240,000
      1,925     NextLink Communications LLC ............        10.75     06/01/09          943,250
      2,395     NTL Communications Corp.
                  (Series B) ...........................        11.875    10/01/10        2,035,750
      5,400     Rhythms Netconnections, Inc. ...........        12.75     04/15/09          648,000
        340     Sprint Capital Corp. ...................         7.625    01/30/11          338,851
      1,200     Startec Global Communications
                  Corp. ................................        12.00     05/15/08          120,000
      3,000     Talton Holdings, Inc. (Series B) .......        11.00     06/30/07        2,100,000
      1,000     WorldCom, Inc. .........................         6.25     08/15/03          992,220
                                                                                       ------------
                                                                                         11,734,546
                                                                                       ------------
                Truck/Construction/Farm
                Machinery (0.3%)
      1,980     J.B. Poindexter & Co., Inc. ............        12.50     05/15/04        1,584,000
                                                                                       ------------
                Wireless Communications (0.9%)
        500     AT&T Wireless Services - 144A*..........         7.875    03/01/11          502,060
        680     American Cellular Corp. - 144A* ........         9.50     10/15/09          661,300
     21,800     CellNet Data Systems Inc. (a) (c) ......        14.00++   10/01/07          109,000
      1,000     Globalstar LP/Capital Corp. (c) ........        10.75     11/01/04           30,000
      1,850     Globalstar LP/Capital Corp. (c) ........        11.50     06/01/05           55,500
      2,325     Nextel Communications , Inc. ...........        10.65++   09/15/07        1,708,875
      3,500     Orbcomm Global LP/Capital Corp.
                  (a) (c) ..............................        14.00     08/15/04          280,000
      5,850     USA Mobile Communications
                  Holdings, Inc. .......................        14.00     11/01/04        2,047,500
      2,255     Winstar Communications, Inc. (a) .......        14.75++   04/15/10           22,550
      2,400     Winstar Communications, Inc. (a) .......        12.75     04/15/10           36,000
                                                                                       ------------
                                                                                          5,452,785
                                                                                       ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


   PRINCIPAL
   AMOUNT IN                                          COUPON      MATURITY
   THOUSANDS                                           RATE         DATE           VALUE
---------------                                    ------------ -----------   ---------------
                  TOTAL CORPORATE BONDS
                  (Cost $279,632,550)........................................   $151,341,149
                                                                                ------------
                  MORTGAGE-BACKED SECURITIES (17.1%)
                  Federal Home Loan Mortgage Corp. (0.4%)
$       1,470      ................................  7.00 %        06/01/04        1,490,795
          617      ................................  8.00          10/01/24          637,904
                                                                                ------------
                                                                                   2,128,699
                                                                                ------------
                  Federal National Mortgage Assoc. (b) (12.9%)
           18      ................................  6.00          04/01/13           17,485
       11,100      ................................  6.50          05/01/31       10,982,063
        4,301      ................................  7.00          10/01/08-
                                                                   04/01/17        4,349,049
        7,981      ................................  7.50          09/01/22        8,142,764
       45,466      ................................  8.00          12/01/01-
                                                                   02/01/31       46,971,401
        4,714      ................................  8.50          07/01/17        4,933,193
                                                                                ------------
                                                                                  75,395,955
                                                                                ------------
                  Government National Mortgage Assoc. (3.8%)
        1,501      ................................  7.00          03/15/29        1,517,457
       13,302      ................................  7.50          05/15/17-
                                                                   07/20/25       13,607,803
        5,984      ................................  8.00          06/15/22-
                                                                   05/15/30        6,183,667
        1,017      ................................  8.50          08/15/22        1,060,606
                                                                                ------------
                                                                                  22,369,533
                                                                                ------------
                  TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $98,487,527).........................................     99,894,187
                                                                                ------------
                  U.S. GOVERNMENT AGENCIES & OBLIGATIONS (20.9%)
                  Federal Home Loan Banks (2.1%)
        5,000      ................................  6.37          09/25/07        5,154,800
        5,000      ................................  6.385         10/23/07        5,160,500
        2,000     . ...............................  5.45          01/12/09        1,928,960
                                                                                ------------
                                                                                  12,244,260
                                                                                ------------
                  Federal National Mortgage Assoc. (5.7%)
GBP     4,670     . ...............................  6.875         06/07/02        6,797,488
AUD     8,740     . ...............................  6.50          07/10/02        4,547,033
$      10,300     . ...............................  7.25          01/15/10-
                                                                   05/15/30       11,205,300
        9,300     . ...............................  7.125         01/15/30        9,962,346
        1,000     Principal Strips ................  0.00          02/12/04          866,760
                                                                                ------------
                                                                                  33,378,927
                                                                                ------------
       13,475     Financing Corp. (1.8%) ..........  0.00          03/07/05-
                                                                   04/06/06       10,687,300
                                                                                ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


  PRINCIPAL
  AMOUNT IN                                               COUPON     MATURITY
  THOUSANDS                                                RATE        DATE           VALUE
-------------                                          ------------ ----------   ---------------
$     2,320     Tennessee Valley Authority (0.4%)......    0.00 %      01/15/03    $  2,122,893
                                                                                   ------------
                U. S. Treasury Bonds (10.9%)
      1,000     . .....................................   13.125       05/15/01       1,003,230
     21,450     . .....................................    8.75        05/15/17-
                                                                       08/15/20      28,404,316
     63,000     Principal Strips ......................    0.00        02/15/06-
                                                                       11/15/15      34,048,035
                                                                                   ------------
                                                                                     63,455,581
                                                                                   ------------
                TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                (Cost $125,767,051) ............................................    121,888,961
                                                                                   ------------
                TOTAL UNITED STATES
                (Cost $503,887,128).............................................    373,124,297
                                                                                   ------------
                TOTAL GOVERNMENT & CORPORATE BONDS
                (Cost $730,559,814).............................................    556,349,765
                                                                                   ------------


 NUMBER OF
   SHARES
-----------
              COMMON STOCKS (e) (0.1%)
              Apparel/Footwear Retail (0.0%)
1,310,596     County Seat Stores, Inc. (d) .................................        11,795
                                                                               -----------
              Casino/Gambling (0.0%)
 10,773       Fitzgerald Gaming Corp. (Class D)* ...........................            11
                                                                               -----------
              Food: Specialty/Candy (0.0%)
  2,423       SFAC New Holdings Inc.* (d) ..................................           606
    445       SFFB Holdings Inc. ...........................................             4
198,750       Specialty Foods Acquisition Corp. - 144A* ....................         1,988
                                                                               -----------
                                                                                     2,598
                                                                               -----------
              Medical/Nursing Services (0.0%)
512,862       Raintree Healthcare Corp. (d) ................................         4,616
                                                                               -----------
              Restaurants (0.0%)
  6,000       American Restaurant Group Holdings, Inc. - 144A* .............         1,500
                                                                               -----------
              Specialty Telecommunications (0.0%)
 37,335       Versatel Telecom International NV (Netherlands) (d) ..........       165,767
                                                                               -----------
              Telecommunication Equipment (0.0%)
 20,110       World Access, Inc. (d) .......................................         4,022
                                                                               -----------
              Textiles (0.0%)
298,462       United States Leather, Inc. (d) ..............................         2,985
                                                                               -----------
              Wireless Communications (0.1%)
911,169       Arch Wireless, Inc. (d) ......................................       355,355
196,000       FWT, Inc. (Class A) ..........................................         1,960
 43,277       Vast Solutions, Inc. (Class B1) (d) ..........................           433

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


  NUMBER OF
   SHARES                                                                               VALUE
------------                                                                       ---------------
    43,277     Vast Solutions, Inc. (Class B2) (d) .............................   $        433
    43,277     Vast Solutions, Inc. (Class B3) (d) .............................            433
                                                                                   ------------
                                                                                        358,614
                                                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $56,489,844)...............................................        551,908
                                                                                   ------------
               CONVERTIBLE PREFERRED STOCKS (0.0%)
               Oil & Gas Production
       989     XCL Ltd.+ - 144A* ...............................................            495
     5,000     XCL Ltd. (Units)+ - 144A* .......................................          2,500
                                                                                   ------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost $1,000,778) ...............................................          2,995
                                                                                   ------------
               NON-CONVERTIBLE PREFERRED STOCKS (0.6%)
               Electric Utilities (0.2%)
     1,034     TNP Enterprises, Inc. ...........................................      1,059,850
                                                                                   ------------
               Restaurants (0.0%)
     2,064     American Restaurant Group Holdings, Inc. (Series B)+ ............        206,400
                                                                                   ------------
               Specialty Telecommunications (0.2%)
       665     Broadwing Communications, Inc. (Series B) .......................        671,650
    25,000     XO Communications, Inc. .........................................        350,000
                                                                                   ------------
                                                                                      1,021,650
                                                                                   ------------
               Wireless Communications (0.2%)
       215     Dobson Communication Corp. (Series A) ...........................        203,175
 1,960,000     FWT, Inc. (Series A) ............................................         19,600
       986     Nextel Communications, Inc. (Series D) ..........................        788,832
                                                                                   ------------
                                                                                      1,011,607
                                                                                   ------------
               TOTAL NON-CONVERTIBLE PREFERRED STOCKS
               (Cost $13,929,557) ..............................................      3,299,507
                                                                                   ------------


 NUMBER OF                                                           EXPIRATION
  WARRANTS                                                              DATE
-----------                                                         -----------
              WARRANTS (e) (0.0%)
              Aerospace & Defense (0.0%)
    1,000     Sabreliner Corp. - 144A* ..........................    04/15/03            10,000
                                                                                    -----------
              Broadcasting (0.0%)
    4,000     UIH Australia/Pacific Inc. ........................    05/15/06             4,000
      800     XM Satellite Radio Holdings Inc. - 144A* ..........    03/15/10             2,400
                                                                                    -----------
                                                                                          6,400
                                                                                    -----------
              Casino/Gambling (0.0%)
   68,000     Aladdin Gaming Enterprises, Inc. - 144A* ..........    03/01/10               680
    3,250     Resort at Summerlin - 144A* .......................    12/15/07                33
                                                                                    -----------
                                                                                            713
                                                                                    -----------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued


 NUMBER OF                                                        EXPIRATION
 WARRANTS                                                            DATE            VALUE
----------                                                       ------------   ---------------
             Cellular Telephone (0.0%)
   5,300     McCaw International Ltd. - 144A* ................    04/15/07      $    106,000
                                                                                ------------
             Electric Utilities (0.0%)
     965     TNP Enterprises Inc. - 144A* ....................    04/01/11            28,950
                                                                                ------------
             Hotels/Resorts (0.0%)
   2,700     Epic Resorts LLC/Capital - 144A* ................    06/15/05                27
                                                                                ------------
             Restaurants (0.0%)
   1,500     American Restaurant Group Holdings, Inc. -
               144A* .........................................    08/15/08                15
                                                                                ------------
             Specialty Telecommunications (0.0%)
   6,500     Birch Telecom Inc. - 144A* ......................    06/15/08               650
   3,170     GT Group Telecom Inc. - 144A* (Canada) ..........    02/01/10            95,100
  16,300     Verado Holdings Inc. - 144A* ....................    04/15/08               163
                                                                                ------------
                                                                                      95,913
                                                                                ------------
             Telecommunications (0.0%)
   1,200     Startec Global Communications Corp. -
               144A* .........................................    05/15/08                60
                                                                                ------------
             TOTAL WARRANTS
             (Cost $428,901)...............................................          248,078
                                                                                ------------


 PRINCIPAL
 AMOUNT IN                                         COUPON       MATURITY
 THOUSANDS                                          RATE          DATE
-----------                                     -----------   ------------
              SHORT-TERM INVESTMENTS (0.7%)
              REPURCHASE AGREEMENTS
$   3,450     Joint repurchase agreement
                account (dated 04/30/01;
                proceeds $3,450,438) (f)
                (Cost $3,450,000).............. 4.566 %         05/01/01        3,450,000
                                                                                ---------
      559     The Bank of New York (dated
                04/30/01 proceeds $559,283) (g)
                (Cost $559,216)................ 4.375           05/01/01          559,216
                                                                                ---------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $4,009,216).........................................        4,009,216
                                                                                ---------
              TOTAL INVESTMENTS
              (Cost $806,418,110) (h)....................           96.7%     564,461,469
              OTHER ASSETS IN EXCESS OF LIABILITIES .....            3.3       19,105,856
                                                                   -----     ------------
              NET ASSETS ................................          100.0%    $583,567,325
                                                                   =====     ============



                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments April 30, 2001 (unaudited) continued

---------------------
*    Resale is restricted to qualified institutional investors.
+ Consists of one or more class of securities traded together as a unit; stocks or bonds with attached warrants.
+    Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)  Issuer in bankruptcy.
(b) Some or all of these securities are segregated in connection with open forward foreign currency contracts and securities purchased on a forward commitment basis.
(c)  Non-income producing security; bond in default.
(d)  Acquired through exchange offer.
(e)  Non-income producing securities.
(f)  Collateralized by Federal Agency and U.S. Treasury obligations.
(g) Collateralized by $567,230 Federal National Mortgage Assoc. 7.00% due 12/01/29 valued at $570,400.
(h) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,591,216 and the aggregate gross unrealized depreciation is $247,547,857, resulting in net unrealized depreciation of $241,956,641.


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2001:




                                                                UNREALIZED
     CONTRACTS TO             IN EXCHANGE         DELIVERY     APPRECIATION
       DELIVER                    FOR               DATE      (DEPRECIATION)
---------------------   ---------------------   ------------ ---------------

CAD         4,570,000   $           2,933,342   07/16/2001     $  (38,603)
$          13,663,016   EUR        14,635,000   05/09/2001       (680,162)
EUR         5,970,000   $           5,464,699   05/09/2001        168,653
EUR         1,000,000   $             894,400   05/09/2001          7,290
$           1,284,780   EUR         1,380,000   06/05/2001        (60,968)
EUR         7,610,000   $           6,959,345   06/15/2001        211,659
GBP         5,870,000   $           8,652,380   05/02/2001        256,402
NOK       102,000,000   $          11,148,516   07/18/2001         12,111
                                                               ----------
  Net unrealized depreciation ............................     $ (123,618)
                                                               ==========

Currency Abbreviations:
-----------------------
AUD  Australian Dollar.
GBP  British Pound.
CAD  Canadian Dollar.
DKK  Danish Krone.
EUR  Euro.
NOK  Norwegian Krone.
SEK  Swedish Krona.

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)


ASSETS:
Investments in securities, at value
  (cost $806,418,110).....................................................    $  564,461,469
Unrealized appreciation on open forward foreign currency contracts .......           656,115
Cash .....................................................................         8,276,524
Receivable for:
   Interest ..............................................................        12,233,426
   Investments sold ......................................................        11,609,779
   Shares of beneficial interest sold ....................................         1,132,224
   Compensated forward foreign currency contracts ........................           570,909
Prepaid expenses and other assets ........................................           123,562
                                                                              --------------
   TOTAL ASSETS ..........................................................       599,064,008
                                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts .......           779,733
Payable for:
   Investments purchased .................................................        13,329,023
   Shares of beneficial interest repurchased .............................           577,950
   Plan of distribution fee ..............................................           398,815
   Investment management fee .............................................           107,032
   Compensated forward foreign currency contracts ........................           100,750
Accrued expenses and other payables ......................................           203,380
                                                                              --------------
   TOTAL LIABILITIES .....................................................        15,496,683
                                                                              --------------
   NET ASSETS ............................................................    $  583,567,325
                                                                              ==============
COMPOSITION OF NET ASSETS: ...............................................
Paid-in-capital ..........................................................    $  918,302,347
Net unrealized depreciation ..............................................      (242,118,441)
Dividends in excess of net investment income .............................        (2,649,367)
Accumulated net realized loss ............................................       (89,967,214)
                                                                              --------------
   NET ASSETS ............................................................    $  583,567,325
                                                                              ==============
CLASS A SHARES:
Net Assets ...............................................................    $   35,581,638
Shares Outstanding (unlimited authorized, $.01 par value).................         5,607,853
   NET ASSET VALUE PER SHARE .............................................             $6.34
                                                                                       =====
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 4.44% of net asset value) .......................             $6.62
                                                                                       =====
CLASS B SHARES:
Net Assets ...............................................................    $  528,866,876
Shares Outstanding (unlimited authorized, $.01 par value).................        83,287,116
   NET ASSET VALUE PER SHARE .............................................             $6.35
                                                                                       =====
CLASS C SHARES:
Net Assets ...............................................................    $   14,598,285
Shares Outstanding (unlimited authorized, $.01 par value).................         2,302,866
   NET ASSET VALUE PER SHARE .............................................             $6.34
                                                                                       =====
CLASS D SHARES:
Net Assets ...............................................................    $    4,520,526
Shares Outstanding (unlimited authorized, $.01 par value).................           710,476
   NET ASSET VALUE PER SHARE .............................................             $6.36
                                                                                       =====

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Financial Statements, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)


NET INVESTMENT INCOME:
INTEREST INCOME ......................................................    $  28,591,128
                                                                          -------------
EXPENSES
Plan of distribution fee (Class A shares) ............................           11,992
Plan of distribution fee (Class B shares) ............................        2,257,664
Plan of distribution fee (Class C shares) ............................           52,560
Investment management fee ............................................        1,137,147
Transfer agent fees and expenses .....................................          240,580
Registration fees ....................................................           54,016
Custodian fees .......................................................           47,046
Shareholder reports and notices ......................................           35,484
Professional fees ....................................................           32,011
Trustees' fees and expenses ..........................................            8,576
Other ................................................................           11,452
                                                                          -------------
   TOTAL EXPENSES ....................................................        3,888,528
Less: amounts waived/reimbursed ......................................          (90,000)
                                                                          -------------
   NET EXPENSES ......................................................        3,798,528
                                                                          -------------
   NET INVESTMENT INCOME .............................................       24,792,600
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
   Investments .......................................................      (40,411,901)
   Foreign exchange transactions .....................................       (1,665,393)
                                                                          -------------
   NET LOSS ..........................................................      (42,077,294)
                                                                          -------------
Net change in unrealized appreciation/depreciation on:
   Investments .......................................................      (12,834,395)
   Translation of forward foreign currency contracts, other assets and
     liabilities denominated in foreign currencies ...................          528,578
                                                                          -------------
   NET DEPRECIATION ..................................................      (12,305,817)
                                                                          -------------
   NET LOSS ..........................................................      (54,383,111)
                                                                          -------------
NET DECREASE .........................................................    $ (29,590,511)
                                                                          =============



                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                                FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              APRIL 30, 2001     OCTOBER 31, 2000
                                                             ----------------   -----------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ....................................   $ 24,792,600       $ 65,148,588
Net realized loss ........................................    (42,077,294)       (30,585,523)
Net change in unrealized depreciation ....................    (12,305,817)       (84,332,489)
                                                             ------------       ------------
   NET DECREASE ..........................................    (29,590,511)       (49,769,424)
                                                             ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Class A shares ........................................       (898,804)        (1,450,663)
   Class B shares ........................................    (22,671,373)       (52,380,875)
   Class C shares ........................................       (625,751)        (1,259,557)
   Class D shares ........................................       (119,762)          (194,544)
Paid-in-capital:
   Class A shares ........................................              -           (131,489)
   Class B shares ........................................              -         (4,747,855)
   Class C shares ........................................              -           (114,168)
   Class D shares ........................................              -            (17,634)
                                                             ------------       ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................    (24,315,690)       (60,296,785)
                                                             ------------       ------------
Net increase (decrease) from transactions in shares of
  beneficial interest ....................................     42,856,513       (197,194,430)
                                                             ------------       ------------
   NET DECREASE ..........................................    (11,049,688)      (307,260,639)
NET ASSETS:
Beginning of period ......................................    594,617,013        901,877,652
                                                             ------------       ------------
   END OF PERIOD
   (Including dividends in excess of net investment
   income of $2,649,367 and $3,126,277, respectively).....   $583,567,325       $594,617,013
                                                             ============       ============

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Notes to Financial Statements April 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Diversified Income Trust (the "Fund"), formerly Morgan Stanley Dean Witter Diversified Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price;
(3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees;
(4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it

Morgan Stanley Diversified Income Trust
Notes to Financial Statements April 30, 2001 (unaudited) continued

believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Diversified Income Trust
Notes to Financial Statements April 30, 2001 (unaudited) continued

G. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager agreed to waive $90,000 in expenses as part of its acquisition of Morgan Stanley Dean Witter World Wide Income Trust ("World Wide") (See Note 8).


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C - up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

Morgan Stanley Diversified Income Trust
Notes to Financial Statements April 30, 2001 (unaudited) continued

redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,509,138 at April 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.12% and 0.74%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $79, $507,790 and $3,062, respectively and received $20,663 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $448,974,141 and $387,241,218, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $201,217,444 and $183,058,246, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,386. At April 30, 2001, the Fund had an accrued pension liability of $88,811 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Diversified Income Trust
Notes to Financial Statements April 30, 2001 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                 FOR THE SIX                        FOR THE YEAR
                                                                 MONTHS ENDED                          ENDED
                                                                APRIL 30, 2001                    OCTOBER 31, 2000
                                                      ---------------------------------- ----------------------------------
                                                                 (unaudited)
                                                           SHARES            AMOUNT           SHARES            AMOUNT
                                                      ---------------- ----------------- ---------------- -----------------
CLASS A SHARES
Sold ................................................     16,132,038    $  109,539,538       16,027,157    $  121,559,975
Reinvestment of dividends and distributions .........         51,940           340,800           78,885           604,053
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust .......................................      3,638,880        23,497,752                -                 -
Redeemed ............................................    (16,126,497)     (109,167,016)     (16,870,559)     (128,128,766)
                                                         -----------    --------------      -----------    --------------
Net increase (decrease) - Class A ...................      3,696,361        24,211,074         (764,517)       (5,964,738)
                                                         -----------    --------------      -----------    --------------
CLASS B SHARES
Sold ................................................     14,142,662        95,754,548       30,585,618       235,249,712
Reinvestment of dividends and distributions .........      1,363,241         9,090,870        3,104,016        23,959,224
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust .......................................      6,442,147        41,635,044                -                 -
Redeemed ............................................    (19,707,551)     (132,831,742)     (57,995,493)     (448,750,812)
                                                         -----------    --------------      -----------    --------------
Net increase (decrease) - Class B ...................      2,240,499        13,648,720      (24,305,859)     (189,541,876)
                                                         -----------    --------------      -----------    --------------
CLASS C SHARES
Sold ................................................      1,962,095        13,323,423        1,559,481        11,632,644
Reinvestment of dividends and distributions .........         46,319           308,171           92,656           709,891
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust .......................................        148,730           959,611                -                 -
Redeemed ............................................     (1,908,945)      (12,916,063)      (1,984,780)      (14,956,054)
                                                         -----------    --------------      -----------    --------------
Net increase (decrease) - Class C ...................        248,199         1,675,142         (332,643)       (2,613,519)
                                                         -----------    --------------      -----------    --------------
CLASS D SHARES
Sold ................................................        403,968         2,706,474        6,633,983        53,098,178
Reinvestment of dividends and distributions .........         10,454            69,116           14,355           111,419
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust .......................................      1,113,962         7,209,129                -                 -
Redeemed ............................................     (1,031,631)       (6,663,142)      (6,562,867)      (52,283,894)
                                                         -----------    --------------      -----------    --------------
Net increase - Class D ..............................        496,753         3,321,577           85,471           925,703
                                                         -----------    --------------      -----------    --------------
Net increase (decrease) in Fund .....................      6,681,812    $   42,856,513      (25,317,548)   $ (197,194,430)
                                                         ===========    ==============      ===========    ==============

Morgan Stanley Diversified Income Trust
Notes to Financial Statements April 30, 2001 (unaudited) continued

6. FEDERAL INCOME TAX STATUS


At October 31, 2000, the Fund had a net capital loss carryover of $47,738,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:



                          AMOUNT IN THOUSANDS
------------------------------------------------------------------------
    2002       2003      2004      2005      2006      2007      2008
----------- --------- --------- --------- --------- --------- ----------
$  3,024    $3,677    $2,482    $7,131    $3,233    $7,708    $20,483
========    ======    ======    ======    ======    ======    =======

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts, capital loss deferrals on wash sales and interest on bonds in default.

The Investment Manager has determined that distribution from paid-in-capital is likely to occur for the fiscal year ended October 31, 2001.


7. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative investments").

Forward contracts and derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2001, there were outstanding forward contracts.

Morgan Stanley Diversified Income Trust
Notes to Financial Statements April 30, 2001 (unaudited) continued

8.  ACQUISITION OF MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

On April 9, 2001, the Fund acquired all the net assets of the World Wide based on the respective valuations as of the close of business on April 6, 2001 pursuant to a plan of reorganization approved by the shareholders of World Wide on March 27, 2001. The acquisition was accomplished by a tax-free exchange of 3,638,880 Class A shares of the Fund at a net asset value of $6.46 per share for 3,198,254 shares of World Wide; 6,442,147 Class B shares of the Fund at a net asset value of $6.46 per share for 5,654,385 Class B shares of World Wide; 148,730 Class C shares of the Fund at a net asset value of $6.45 per share for 130,518 Class C shares of World Wide; and 1,113,962 Class D shares of the Fund at a net asset value of $6.47 per share for 977,929 Class D shares of World Wide. The net assets of the Fund and World Wide immediately before the acquisition were $531,425,562 and $73,301,536, respectively, including unrealized depreciation of $7,266,202 for World Wide. Immediately after the acquisition, the combined net assets of the Fund amounted to $604,727,098.


9. CHANGE IN ACCOUNTING POLICY

Effective November 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and, as required, begin amortizing premiums on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation based on securities held as of October 31, 2001.

Morgan Stanley Diversified Income Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                                   FOR THE PERIOD
                                                      FOR THE SIX           FOR THE YEAR ENDED OCTOBER 31,         JULY 28, 1997*
                                                     MONTHS ENDED     -------------------------------------------     THROUGH
                                                    APRIL 30, 2001         2000           1999           1998     OCTOBER 31, 1997
                                                 -------------------- -------------- -------------- ------------- -----------------
                                                      (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........      $   6.97          $   8.16       $   9.01      $  9.46           $  9.40
                                                      --------          --------       --------      -------           -------
Income (loss) from investment operations:
 Net investment income .........................          0.33              0.72           0.74         0.74              0.22
 Net realized and unrealized gain (loss) .......         (0.65)            (1.23)         (0.87)       (0.46)             0.04
                                                      --------          --------       --------      --------          -------
Total income (loss) from investment operations..         (0.32)            (0.51)         (0.13)        0.28              0.26
                                                      --------          --------       --------      --------          -------
Less dividends and distributions from:
 Net investment income .........................         (0.31)            (0.62)         (0.63)       (0.70)            (0.20)
 Paid-in-capital ...............................             -             (0.06)         (0.09)       (0.03)                -
                                                      --------          --------       --------      --------          --------
Total dividends and distributions ..............         (0.31)            (0.68)         (0.72)       (0.73)            (0.20)
                                                      --------          --------       --------      --------          --------
Net asset value, end of period .................      $   6.34          $   6.97       $   8.16      $  9.01           $  9.46
                                                      ========          ========       ========      ========          ========
TOTAL RETURN+ ..................................         (4.72)%(1)        (6.66)%        (1.61)%       2.86%             2.74%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................          0.64 %(2)(3)      0.73 %(3)      0.72 %(3)    0.77%(3)          0.85%(2)
Net investment income ..........................          9.42 %(2)(3)      9.28 %(3)      8.56 %(3)    7.94%(3)          8.98%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........      $ 35,582          $ 13,318       $ 21,828      $15,130          $  4,933
Portfolio turnover rate ........................            73 %(1)           40 %           71 %        130%              104%

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Financial Highlights, continued



                                                         FOR THE SIX
                                                        MONTHS ENDED
                                                      APRIL 30, 2001++
                                                    --------------------
                                                         (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA :
Net asset value, beginning of period ..............      $    6.98
                                                         ---------
Income (loss) from investment operations:
 Net investment income ............................           0.29
 Net realized and unrealized gain (loss) ..........          (0.63)
                                                         ---------
Total income (loss) from investment operations ....          (0.34)
                                                         ---------
Less dividends and distributions from:
 Net investment income ............................          (0.29)
 Paid-in-capital ..................................              -
                                                         ---------
Total dividends and distributions .................          (0.29)
                                                         ---------
Net asset value, end of period ....................      $    6.35
                                                         =========
TOTAL RETURN+ .....................................          (5.22)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           1.37 %(2)(3)
Net investment income .............................           8.69 %(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........      $ 528,867
Portfolio turnover rate ...........................             73 %(1)



                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                          2000++         1999++            1998++       1997*++       1996
                                                    -------------- -------------- ----------------- ------------- -------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............    $   8.16       $   9.01           $    9.46      $   9.78    $   9.62
                                                       ---------      ---------          ----------     --------    --------
Income (loss) from investment operations:
 Net investment income ............................        0.67           0.68                0.68          0.74        0.78
 Net realized and unrealized gain (loss) ..........       (1.22)         (0.87)              (0.46)        (0.15)       0.10
                                                       ---------      ---------          ----------     ---------   --------
Total income (loss) from investment operations ....       (0.55)         (0.19)               0.22          0.59        0.88
                                                       ---------      ---------          ----------     ---------   --------
Less dividends and distributions from:
 Net investment income ............................       (0.58)         (0.58)              (0.65)        (0.91)      (0.72)
 Paid-in-capital ..................................       (0.05)         (0.08)              (0.02)            -           -
                                                       ---------      ---------          ----------     ---------   ---------
Total dividends and distributions .................       (0.63)         (0.66)              (0.67)        (0.91)      (0.72)
                                                       ---------      ---------          ----------     ---------   ---------
Net asset value, end of period ....................    $   6.98       $   8.16           $    9.01      $   9.46    $   9.78
                                                       =========      =========          ==========     =========   =========
TOTAL RETURN+ .....................................       (7.24)%        (2.14)%              2.23%         6.46%       9.49%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................        1.38 %(3)      1.38 %(3)           1.38%(3)      1.40%       1.42%
Net investment income .............................        8.63 %(3)      7.90 %(3)           7.33%(3)      7.90%       8.38%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........   $ 565,493      $ 859,553          $1,024,021     $ 915,899   $ 745,581
Portfolio turnover rate ...........................          40 %           71 %               130%          104%         82%

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Financial Highlights, continued



                                                                                                                     FOR THE PERIOD
                                                        FOR THE SIX           FOR THE YEAR ENDED OCTOBER 31,         JULY 28, 1997*
                                                       MONTHS ENDED     -------------------------------------------      THROUGH
                                                      APRIL 30, 2001         2000           1999           1998     OCTOBER 31, 1997
                                                   -------------------- -------------- -------------- ------------- ----------------
                                                        (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............      $  6.97          $   8.15       $   9.00       $  9.45          $  9.40
                                                        --------          --------       --------      -------          -------
Income (loss) from investment operations:
 Net investment income ...........................         0.29              0.67           0.68          0.68             0.20
 Net realized and unrealized gain (loss) .........        (0.63)            (1.22)         (0.87)        (0.46)            0.04
                                                        --------          --------       --------      --------         -------
Total income (loss) from investment operations ...        (0.34)            (0.55)         (0.19)         0.22             0.24
                                                        --------          --------       --------      --------         -------
Less dividends and distributions from:
 Net investment income ...........................        (0.29)            (0.58)         (0.58)        (0.65)           (0.19)
 Paid-in-capital .................................            -             (0.05)         (0.08)        (0.02)               -
                                                        --------          --------       --------      --------         --------
Total dividends and distributions ................        (0.29)            (0.63)         (0.66)        (0.67)           (0.19)
                                                        --------          --------       --------      --------         --------
Net asset value, end of period ...................      $  6.34          $   6.97       $   8.15       $  9.00          $  9.45
                                                        ========          ========       ========      ========         ========
TOTAL RETURN+ ....................................        (5.17)%(1)        (7.12)%        (2.25)%        2.26%            2.52%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................         1.26 %(2)(3)      1.38 %(3)      1.38 %(3)     1.38%(3)         1.44%(2)
Net investment income ............................         8.80 %(2)(3)      8.63 %(3)      7.90 %(3)     7.33%(3)         8.17%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........     $ 14,598          $ 14,313       $ 19,450      $ 15,659         $  3,773
Portfolio turnover rate ..........................           73 %(1)           40 %           71 %         130%             104%



--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Financial Highlights, continued



                                                                                                                     FOR THE PERIOD
                                                      FOR THE SIX           FOR THE YEAR ENDED OCTOBER 31,           JULY 28, 1997*
                                                     MONTHS ENDED     -------------------------------------------       THROUGH
                                                    APRIL 30, 2001         2000           1999           1998       OCTOBER 31, 1997
                                                   ------------------ -------------- -------------- -------------  -----------------
                                                      (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............    $   6.99          $   8.15       $   9.00         $ 9.45        $  9.40
                                                      --------          --------       --------         ------         ------
Income (loss) from investment operations:
 Net investment income ...........................        0.32              0.33           0.76           0.76           0.23
 Net realized and unrealized gain (loss) .........       (0.64)            (0.80)         (0.88)         (0.46)          0.02
                                                      --------          --------       --------         ------         ------
Total income (loss) from investment operations ...       (0.32)            (0.47)         (0.12)          0.30           0.25
                                                      --------          --------       --------         ------         ------
Less dividends and distributions from:
 Net investment income ...........................       (0.31)            (0.63)         (0.64)         (0.72)         (0.20)
 Paid-in-capital .................................           -             (0.06)         (0.09)         (0.03)             -
                                                      --------          --------       --------         ------         ------
Total dividends and distributions ................       (0.31)            (0.69)         (0.73)         (0.75)         (0.20)
                                                      --------          --------       --------         ------         ------
Net asset value, end of period ...................    $   6.36          $   6.99       $   8.15         $ 9.00         $ 9.45
                                                      ========          ========       ========         ======         ======
TOTAL RETURN+ ....................................       (4.66)%(1)        (6.20)%        (1.42)%         3.21%          2.69%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................        0.52 %(2)(3)      0.53 %(3)      0.53 %(3)      0.53%(3)       0.59%(2)
Net investment income ............................        9.54 %(2)(3)      9.48 %(3)      8.75 %(3)      8.18%(3)       9.26%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........    $  4,521          $  1,493       $  1,046         $  740         $   99
Portfolio turnover rate ..........................          73 %              40 %           71 %          130%           104%

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

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





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


TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

W. David Armstrong
Vice President

Stephen F. Esser
Vice President

Paul F. O'Brien
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


MORGAN STANLEY
DIVERSIFIED
INCOME TRUST



[GRAPHIC OMITTED]


SEMIANNUAL REPORT
April 30, 2001